Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Money Market Funds–3.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(a)(b)	29,281	$29,281
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(a)(b)	49,568	49,553
Invesco Treasury Portfolio, Institutional Class, 0.16%(a)(b)	119,453	119,453
Total Money Market Funds (Cost $198,293)		198,287
Shares	Value

Options Purchased–100.85%
(Cost $5,384,804)(c)	$5,428,842
TOTAL INVESTMENTS IN SECURITIES–104.54% (Cost $5,583,097)	5,627,129
OTHER ASSETS LESS LIABILITIES—(4.54)%	(244,238)
NET ASSETS–100.00%	$5,382,891

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$788,922	$429,917	$(1,189,558)	$-	$-	$29,281	$5
Invesco Liquid Assets Portfolio, Institutional Class	563,516	307,083	(821,026)	(6)	(14)	49,553	2
Invesco Treasury Portfolio, Institutional Class	901,625	491,333	(1,273,505)	-	-	119,453	3
Total	$2,254,063	$1,228,333	$(3,284,089)	$(6)	$(14)	$198,287	$10

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	09/30/2022	69	USD	12.87	USD	88,803	$ 3,012,936
Equity Risk
SPDR® S&P 500® ETF Trust	Put	09/30/2022	69	USD	429.15	USD	2,961,135	126,346
Total Open Equity Options Purchased								$3,139,282

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/30/2022	5	USD	129.23	USD	64,615	$ 2,195,257
Equity Risk
S&P 500® Index	Put	09/30/2022	5	USD	4,307.54	USD	2,153,770	94,303
Total Open Index Options Purchased								$2,289,560

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	09/30/2022	69	USD	486.23	USD	3,354,987	$ (59,465)
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - September

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Put	09/30/2022	69	USD	386.24	USD	2,665,056	$(69,607)
Total Open Equity Options Written								$(129,072)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/30/2022	5	USD	4,880.44	USD	2,440,220	$ (44,464)
Equity Risk
S&P 500® Index	Put	09/30/2022	5	USD	3,876.79	USD	1,938,395	(50,212)
Total Open Index Options Written								$(94,676)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
ETF	—Exchange-Traded Fund
SPDR®	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$198,287	$—	$—	$198,287
Options Purchased	—	5,428,842	—	5,428,842
Total Investments in Securities	198,287	5,428,842	—	5,627,129
Other Investments - Liabilities*
Options Written	—	(223,748)	—	(223,748)
Total Investments	$198,287	$5,205,094	$—	$5,403,381

*	Options written are shown at value.
Invesco® V.I. S&P 500 Buffer Fund - September